Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 02, 2013
Registrant Name	dei_EntityRegistrantName	Franklin Alternative Strategies Funds
Central Index Key	dei_EntityCentralIndexKey	0001535538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 04, 2013
Prospectus Date	rr_ProspectusDate	Oct. 04, 2013
Franklin K2 Alternative Strategies Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Franklin K2 Alternative Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation with lower volatility relative to the broad equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under "Your Account" on page [__] in the Fund's Prospectus and under "Buying and Selling Shares" on page [__] of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 4, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or "alternative" strategies, including, but not limited to, some or all of the following strategies: Long Short Equity, Relative Value, Event Driven and Global Macro, each of which is described below.  The Fund is structured as a multi-manager fund (meaning the Fund's assets are managed by multiple investment advisors) and the Fund's investment manager, K2/D&S Management Co., L.L.C. ("K2 Advisors" or the "Investment Manager"), has overall responsibility for the Fund's investments. The Investment Manager allocates the Fund's assets among: (a)  multiple sub-advisors who, as of the date of this prospectus, are unaffiliated with K2 Advisors and who will implement one or more non-traditional or alternative investment strategies ("Sub-Advisors"); and (b) investment funds, including private and registered investment vehicles and exchange-traded funds.

The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities (which may include common stocks, preferred stocks and convertible securities) and debt securities (which may include bonds, notes, debentures, banker's acceptances and commercial paper).

The Fund may invest in securities of U.S. and foreign companies of any capitalization size.  Up to 15% of the Fund's net assets may be invested in illiquid investments.  In addition, the debt securities in which the Fund may invest may be of any maturity or credit rating, including high yield ("junk") bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy).  The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may also use derivatives for both hedging and non-hedging purposes (although no Sub-Advisor is required to hedge any of the Fund's positions or to use derivatives). The Fund's derivative investments may include (i) futures contracts, including futures based on equity or fixed income securities and indices, interest rate futures and currency futures and options thereon; (ii) swaps, including equity, currency, interest rate, total return and credit default swaps and options thereon; (iii) options, including call options and put options on indices, individual securities or currencies; and (iv) currency forward contracts. As a result of the Fund's use of derivatives, the Fund may have economic leverage which means the sum of the Fund's investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

Investment Management

The Investment Manager is responsible for allocating and re-allocating the Fund's assets among the Sub-Advisors and/or any investment funds in which the Fund may invest and for cash management. The Investment Manager's quantitative and qualitative oversight of the Fund's investment program aims to allocate assets among various strategies and select Sub-Advisors and/or investment funds that it believes are well-positioned to capture unique investment opportunities while preserving capital.

The Investment Manager allocates among various alternative investment strategies utilizing a top-down approach, generating strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various Sub-Advisors and other investment options, among other things. The Investment Manager allocates the Fund's assets to specific Sub-Advisors utilizing a bottom up approach, selecting Sub-Advisors and their weighting within the Fund's portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectation.  From time to time, the Fund may have little or no assets allocated to any one particular strategy in light of economic or other conditions, as determinded by the Investment Manager in its sole discretion.

The Investment Manager intends to primarily allocate the Fund's assets to Sub-Advisors and investment funds that implement some or all of the following strategies:

Long Short Equity Strategies – Long Short Equity Strategies generally seek to produce returns from investments in the global equity markets by taking long and short positions in stocks and common stock indices (through the use of derivatives or through a short position in an exchange-traded fund (ETF)).  These strategies are generally focused on risk-adjusted returns and capitalize on the Sub-Advisor's views and outlooks for specific equity markets, regions, sectors and securities. Examples of long short equity strategies include (i) growth focused strategies, (ii) value focused strategies, (iii) market-neutral strategies (e.g. maintaining net exposures between 20% short and 20% long), (iv) sector-focused strategies (e.g. technology, healthcare, financials) and (iv) regionally focused strategies (e.g. Europe, Asia).

Relative Value Strategies – Relative Value Strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. These strategies generally involve taking a position in one financial instrument and simultaneously taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential. Examples of relative value strategies are: (a) credit long short strategies; (b) credit arbitrage; (c) convertible arbitrage; and (d) volatility arbitrage.

Event Driven Strategies–Event Driven Strategies generally invest in securities of companies undergoing corporate events. These strategies are generally focused on analyzing the impact of the company-specific or transaction-specific event on security valuations. Examples of such company-specific or transaction-specific events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

Global Macro Strategies – Global Macro Strategies generally focus on macro-economic (economy-wide phenomena such as changes in unemployment, national income, rate of growth, gross domestic product, inflation and price levels) opportunities across numerous markets and investments. Investments may be long or short and are based on the relative value or direction of a market, a currency, an interest rate, a commodity or any macroeconomic variable. Examples of Global Macro Strategies include discretionary (seeking to profit by tactically incesting across different asset classes, markets, and invesment opportunities through a combination of fundamental market analysis and quantitative modeling) and systematic (seeking to profit by utilizing quantitative models to identify investment opportunitites across different asset classes and markets in order to construct a portfolio of investments) macro strategies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.  Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market   The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Multi-Manager Approach   The Fund's performance depends on the skill of the Investment Manager in selecting, overseeing, and allocating Fund assets to the Sub-Advisors. The Sub-Advisors' investment styles may not always be complementary.  Sub-Advisors make investment decisions independently of one another, and may make decisions that conflict with each other.  Moreover, the Fund's multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund's performance depending on the performance of those securities and the overall market environment. The Sub-Advisors may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

Some Sub-Advisors may have little or no experience managing registered investment companies which, unlike the private investment funds these Sub-Advisors have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Management and Asset Allocation  The Fund is actively managed and could experience losses if the Investment Manager's and Sub-Advisors' judgment about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. The Investment Manager's allocation of Fund assets among different asset classes, Sub-Advisors, investment funds and direct investments may not prove beneficial in light of subsequent market events. There can be no guarantee that these techniques or the Investment Manager's and Sub-Advisors' investment decisions will produce the desired results.

The Investment Manager and Sub-Advisors may use modeling systems to implement their investment strategies for the Fund. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. They may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Credit   An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies.

Derivative Instruments  The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or other reference asset, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Currency Management Strategies  Currency management strategies may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager or Sub-Advisor expects. In addition, currency management strategies, to the extent that they reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund's exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

High-Yield Debt Securities   Issuers of lower-rated or "high-yield" debt securities (also called "junk bonds") are not as strong financially as those issuing higher credit quality debt securities.  These issuers are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Short Sale Risk  There are certain unique risks associated with the use of short sales strategies. Short sales involve the risk that the Fund will incur a loss by buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of a short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. Because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. It is possible that the Fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Event Driven Investments   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Convertible Securities   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Investment Funds   Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. Shareholders of the Fund will indirectly bear the fees and expenses (including management and advisory fees and other expenses) of the underlying investment funds.

Liquidity Risk  Liquidity risk exists when the market for particular securities or types of securities are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.  To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely hold.

Portfolio Turnover The Investment Manager and/or the Sub-Advisors will sell a security or enter into or close out of a derivative position when it believes it is appropriate to do so, regardless of how long the Fund has held the instrument. These activities increase the Fund's portfolio turnover and may increase the Fund's transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has yet to commence investment operations, it has no performance history.  Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has yet to commence investment operations, it has no performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Franklin K2 Alternative Strategies Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	2.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_Component1OtherExpensesOverAssets	0.71%	[2]
Dividend expense and security borrowing fees for securities sold short	rr_Component2OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	837
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,495
Franklin K2 Alternative Strategies Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	2.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_Component1OtherExpensesOverAssets	0.71%	[2]
Dividend expense and security borrowing fees for securities sold short	rr_Component2OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	4.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	448
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	348
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,180
Franklin K2 Alternative Strategies Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	2.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_Component1OtherExpensesOverAssets	0.71%	[2]
Dividend expense and security borrowing fees for securities sold short	rr_Component2OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.56%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Franklin K2 Alternative Strategies Fund | Class R6
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	2.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component1OtherExpensesOverAssets	0.70%	[2]
Dividend expense and security borrowing fees for securities sold short	rr_Component2OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Franklin K2 Alternative Strategies Fund | Advisor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	2.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component1OtherExpensesOverAssets	0.71%	[2]
Dividend expense and security borrowing fees for securities sold short	rr_Component2OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 888

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges - Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[2]	Other expenses of the Fund are based upon estimated amounts for the current fiscal year. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 2.15% until at least October 4, 2014. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.